SEGMENT AND GEOGRAPHIC INFORMATION - Long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SEGMENT AND GEOGRAPHIC INFORMATION
Total long-lived assets	$ 33,175	$ 33,384
Israel
SEGMENT AND GEOGRAPHIC INFORMATION
Total long-lived assets	20,187	18,423
United States
SEGMENT AND GEOGRAPHIC INFORMATION
Total long-lived assets	$ 12,988	$ 14,961